UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Floating-Rate Advantage Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2024
Calvert
Floating-Rate Advantage Fund

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Performance

Portfolio Manager(s) Catherine C. McDermott and Andrew N. Sveen, CFA each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	5.56%	11.96%	4.16%	3.68%
Class A with 3.25% Maximum Sales Charge	—	—	2.13	8.27	3.47	3.15
Class I at NAV	10/10/2017	10/10/2017	5.57	12.12	4.37	3.90
Class R6 at NAV	10/10/2017	10/10/2017	5.57	12.12	4.37	3.89

Morningstar ® LSTA® US Leveraged Loan IndexSM	—	—	5.40%	12.47%	5.47%	5.05%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	3.08%	2.83%	2.75%
Net	2.82	2.57	2.57

% Total Leverage[4]
Borrowings	5.59%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Fund Profile

Credit Quality (% of bond and loan holdings)[1]
Top 10 Sectors (% of total investments)[2]
Software	14.9%
Machinery	8.9
Health Care Providers & Services	4.8
Capital Markets	4.5
Insurance	3.9
Professional Services	3.7
Chemicals	3.6
Commercial Services & Supplies	3.5
Trading Companies & Distributors	3.3
Health Care Technology	2.8
Total	53.9%

Footnotes:
[1]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
[2]	Excludes cash and cash equivalents.
3

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.
Fund profile subject to change due to active management.

4

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,055.60	$13.57 **	2.64%
Class I	$1,000.00	$1,055.70	$12.23 **	2.38%
Class R6	$1,000.00	$1,055.70	$11.82 **	2.30%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,011.80	$13.28 **	2.64%
Class I	$1,000.00	$1,013.10	$11.98 **	2.38%
Class R6	$1,000.00	$1,013.50	$11.58 **	2.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 0.3%

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Phoenix Services International LLC(1)(2)	9,617	$ 91,361
Phoenix Services International LLC(1)(2)	877	8,332
		$ 99,693
Containers & Packaging — 0.0%(3)
LG Parent Holding Co.(1)(2)	6,015	$ 32,143
		$ 32,143
Entertainment — 0.0%(3)
New Cineworld Ltd.(1)(2)	1,348	$ 24,053
		$ 24,053
Financial Services — 0.0%(3)
Aegletes BV(1)(2)	1,076	$ 2,238
		$ 2,238
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(1)(2)	15,129	$ 134,270
Serta SSB Equipment Co.(1)(2)(4)	15,129	0
		$ 134,270
Professional Services — 0.0%(3)
Skillsoft Corp.(1)(2)	299	$ 2,692
		$ 2,692
Total Common Stocks (identified cost $453,794)		$ 295,089

Corporate Bonds — 6.8%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(5)	$187	$ 186,340
5.75%, 4/20/29(5)	200	196,750
		$ 383,090
Automotive — 0.0%(3)
Clarios Global LP, 6.75%, 5/15/25(5)	$22	$ 22,036
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(5)	22	22,006
		$ 44,042
Building and Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(5)	$315	$ 311,304
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(5)	$100	$ 98,081
		$ 409,385
Building Products — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(5)	$75	$ 75,303
		$ 75,303
Business Equipment and Services — 0.2%
Corelogic, Inc., 4.50%, 5/1/28(5)	$75	$ 67,331
Garda World Security Corp., 4.625%, 2/15/27(5)	75	71,919
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(5)	75	74,833
		$ 214,083
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(5)	$75	$ 64,736
		$ 64,736
Chemicals and Plastics — 0.1%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(5)	$125	$ 113,546
		$ 113,546
Commercial Services & Supplies — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(5)	$200	$ 189,279
		$ 189,279
Containers and Glass Products — 0.1%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(5)	$75	$ 70,050
		$ 70,050
Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(5)	$55	$ 53,961
		$ 53,961
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 7.625%, 1/30/32(5)	$125	$ 129,383
		$ 129,383
Drugs — 0.5%
Jazz Securities DAC, 4.375%, 1/15/29(5)	$550	$ 512,775
		$ 512,775
Ecological Services and Equipment — 0.7%
GFL Environmental, Inc., 4.25%, 6/1/25(5)	$75	$ 73,828

6
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment (continued)
Madison IAQ LLC, 4.125%, 6/30/28(5)	$650	$ 601,760
		$ 675,588
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(5)	$300	$ 281,561
		$ 281,561
Financial Intermediaries — 1.0%
AG Issuer LLC, 6.25%, 3/1/28(5)	$225	$ 220,513
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(5)	50	51,807
NFP Corp.:
7.50%, 10/1/30(5)	50	52,718
8.50%, 10/1/31(5)	150	165,205
Panther Escrow Issuer LLC, 7.125%, 6/1/31(5)(6)	525	534,193
		$ 1,024,436
Health Care — 0.3%
Medline Borrower LP, 3.875%, 4/1/29(5)	$325	$ 296,030
		$ 296,030
Industrial Equipment — 0.2%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(5)	$150	$ 140,091
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(5)	50	48,361
		$ 188,452
Insurance — 0.1%
AmWINS Group, Inc., 6.375%, 2/15/29(5)	$100	$ 100,602
		$ 100,602
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(5)	$13	$ 13,027
		$ 13,027
Media — 0.0%(3)
iHeartCommunications, Inc.:
4.75%, 1/15/28(5)	$25	$ 17,582
5.25%, 8/15/27(5)	25	18,217
		$ 35,799
Radio and Television — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(5)	$150	$ 134,180
		$ 134,180
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(5)	$25	$ 23,430
		$ 23,430
Security	Principal Amount (000's omitted)	Value
Software — 0.2%
GoTo Group, Inc.:
5.50%, 5/1/28(5)	$124	$ 107,508
5.50%, 5/1/28(5)	124	83,688
		$ 191,196
Technology — 0.5%
Boxer Parent Co., Inc., 7.125%, 10/2/25(5)	$50	$ 50,083
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(5)	200	204,390
Clarivate Science Holdings Corp., 3.875%, 7/1/28(5)	200	185,252
Cloud Software Group, Inc., 9.00%, 9/30/29(5)	125	120,009
		$ 559,734
Technology Hardware, Storage & Peripherals — 0.1%
NCR Atleos Corp., 9.50%, 4/1/29(5)	$125	$ 133,829
		$ 133,829
Telecommunications — 1.0%
Level 3 Financing, Inc., 10.75%, 12/15/30(5)	$875	$ 897,415
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(5)	125	105,950
		$ 1,003,365
Total Corporate Bonds (identified cost $7,100,094)		$ 6,920,862

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
SPDR Blackstone Senior Loan ETF	22,750	$ 958,003
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 958,003

Senior Floating Rate Loans — 105.1%(7)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.8%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.829%, (SOFR + 3.50%), 8/24/28	$546	$ 546,640
Term Loan, 8.829%, (SOFR + 3.50%), 8/24/28	234	234,201
		$ 780,841
Airlines — 0.9%
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28	$829	$ 862,094
		$ 862,094

7
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components — 2.0%
Autokiniton US Holdings, Inc., Term Loan, 9.442%, (SOFR + 4.00%), 4/6/28	$929	$ 933,152
Clarios Global LP, Term Loan, 8.33%, (SOFR + 3.00%), 5/6/30	374	375,232
DexKo Global, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28	371	367,871
LSF12 Badger Bidco LLC, Term Loan, 11.33%, (SOFR + 6.00%), 8/30/30	124	125,389
LTI Holdings, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 9/6/25	240	238,070
		$ 2,039,714
Automobiles — 0.4%
MajorDrive Holdings IV LLC, Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28	$395	$ 396,024
		$ 396,024
Beverages — 0.5%
Triton Water Holdings, Inc., Term Loan, 8.81%, (SOFR + 3.25%), 3/31/28	$499	$ 494,043
		$ 494,043
Biotechnology — 0.5%
Alltech, Inc., Term Loan, 9.445%, (SOFR + 4.00%), 10/13/28	$489	$ 486,306
		$ 486,306
Building Products — 1.5%
CPG International, Inc., Term Loan, 7.927%, (SOFR + 2.50%), 4/28/29	$197	$ 197,369
Ingersoll-Rand Services Co., Term Loan, 7.177%, (SOFR + 1.75%), 3/1/27	18	18,118
LHS Borrower LLC, Term Loan, 10.18%, (SOFR + 4.75%), 2/16/29	295	281,077
MI Windows and Doors LLC, Term Loan, 3/21/31(8)	225	226,336
Oscar AcquisitionCo. LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29	549	550,512
Standard Industries, Inc., Term Loan, 7.693%, (SOFR + 2.25%), 9/22/28	216	216,565
		$ 1,489,977
Capital Markets — 5.2%
Advisor Group, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 8/17/28	$557	$ 559,068
AllSpring Buyer LLC, Term Loan, 8.562%, (SOFR + 3.25%), 11/1/28	560	560,253
Aretec Group, Inc., Term Loan, 9.927%, (SOFR + 4.50%), 8/9/30	625	629,336
Brookfield Property REIT, Inc., Term Loan, 7.927%, (SOFR + 2.50%), 8/27/25	171	170,300
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28	$124	$ 124,880
Clipper Acquisitions Corp., Term Loan, 7.187%, (SOFR + 1.75%), 3/3/28	218	217,977
Edelman Financial Center LLC, Term Loan, 8.945%, (SOFR + 3.50%), 4/7/28	584	584,291
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29	223	223,894
Focus Financial Partners LLC:
Term Loan, 7.83%, (SOFR + 2.50%), 6/30/28	420	418,577
Term Loan, 8.08%, (SOFR + 2.75%), 6/30/28	317	316,349
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	538	540,066
Mariner Wealth Advisors LLC, Term Loan, 8.692%, (SOFR + 3.25%), 8/18/28	587	585,489
Victory Capital Holdings, Inc.:
Term Loan, 7.679%, (SOFR + 2.25%), 7/1/26	243	243,191
Term Loan, 7.679%, (SOFR + 2.25%), 12/29/28	93	92,725
		$ 5,266,396
Chemicals — 4.2%
Aruba Investments Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 11/24/27	$248	$ 248,402
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29	257	257,327
Charter NEX US, Inc., Term Loan, 8.827%, (SOFR + 3.50%), 12/1/27	500	501,420
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27	326	276,904
Groupe Solmax, Inc., Term Loan, 10.257%, (SOFR + 4.75%), 5/29/28(9)	390	384,077
Momentive Performance Materials, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 3/29/28	645	636,077
Nouryon Finance BV, Term Loan, 9.419%, (SOFR + 4.00%), 4/3/28	224	225,269
Olympus Water US Holding Corp., Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28	489	489,513
Rohm Holding GmbH, Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26	234	227,220
W.R. Grace & Co. Conn., Term Loan, 9.321%, (SOFR + 3.75%), 9/22/28	1,002	1,005,590
		$ 4,251,799
Commercial Services & Supplies — 3.9%
Covanta Holding Corp.:
Term Loan, 11/30/28(8)	$697	$ 696,186
Term Loan, 11/30/28(8)	53	53,078
Garda World Security Corp., Term Loan, 9.583%, (SOFR + 4.25%), 2/1/29	300	300,875
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27	394	396,411
Harsco Corp., Term Loan, 7.692%, (SOFR + 2.25%), 3/10/28	688	683,178

8
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Heritage-Crystal Clean, Inc., Term Loan, 10.317%, (SOFR + 5.00%), 10/17/30	$125	$ 125,174
LABL, Inc., Term Loan, 10.427%, (SOFR + 5.00%), 10/29/28	147	143,670
Phoenix Services International LLC, Term Loan, 11.43%, (SOFR + 6.10%), 6/30/28	117	110,275
Prime Security Services Borrower LLC, Term Loan, 10/14/30(8)	750	751,354
Tempo Acquisition LLC, Term Loan, 8.08%, (SOFR + 2.75%), 8/31/28	676	678,599
		$ 3,938,800
Communications Equipment — 0.1%
Ciena Corp., Term Loan, 7.329%, (SOFR + 2.00%), 10/24/30	$124	$ 124,496
		$ 124,496
Construction & Engineering — 1.2%
Aegion Corp., Term Loan, 9.58%, (SOFR + 4.25%), 5/17/28	$366	$ 367,693
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27	729	729,727
Northstar Group Services, Inc., Term Loan, 10.945%, (SOFR + 5.50%), 11/12/26	137	137,226
		$ 1,234,646
Consumer Staples Distribution & Retail — 0.2%
Peer Holding III BV, Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30	$200	$ 200,688
		$ 200,688
Containers & Packaging — 0.8%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.105%, (SOFR + 3.68%), 4/13/29	$622	$ 623,015
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28	40	36,483
Proampac PG Borrower LLC, Term Loan, 9.806%, (SOFR + 4.50%), 9/15/28(9)	200	200,098
		$ 859,596
Diversified Consumer Services — 1.7%
Ascend Learning LLC, Term Loan, 8.927%, (SOFR + 3.50%), 12/11/28	$635	$ 632,822
Belron Finance US LLC, Term Loan, 7.578%, (SOFR + 2.00%), 4/13/28	121	121,816
KUEHG Corp., Term Loan, 10.313%, (SOFR + 5.00%), 6/12/30	299	300,030
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27	409	404,174
Wand NewCo 3, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 1/30/31	300	301,146
		$ 1,759,988
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.:
Term Loan, 11.89%, (SOFR + 6.56%), 4/15/29	$170	$ 167,724
Term Loan, 11.89%, (SOFR + 6.56%), 4/15/30	170	167,441
Virgin Media Bristol LLC, Term Loan, 8.69%, (SOFR + 3.25%), 1/31/29	325	322,811
		$ 657,976
Electrical Equipment — 0.5%
Brookfield WEC Holdings, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 1/27/31	$525	$ 524,927
		$ 524,927
Electronic Equipment, Instruments & Components — 1.8%
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28	$224	$ 218,265
II-VI, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 7/2/29	196	196,356
MX Holdings US, Inc., Term Loan, 7/31/28(8)	1,000	1,002,708
Robertshaw US Holding Corp.:
Term Loan, 13.313%, (SOFR + 8.00%), 2/28/27	0 (10)	41
Term Loan, 16.50%, (USD Prime + 8.00%), 11.50% cash, 5.00% PIK, 2/28/27	224	226,899
Term Loan - Second Lien, 12.313%, (SOFR + 7.00%), 2/28/27	207	160,282
		$ 1,804,551
Energy Equipment & Services — 0.2%
PG Investment Company 59 SARL, Term Loan, 2/24/31(8)	$175	$ 175,656
		$ 175,656
Entertainment — 0.6%
Crown Finance US, Inc., Term Loan, 13.942%, (SOFR + 8.50%), 6.942% cash, 7.00% PIK, 7/31/28	$31	$ 31,229
EP Purchaser LLC, Term Loan, 9.071%, (SOFR + 3.50%), 11/6/28	398	395,632
Renaissance Holding Corp., Term Loan, 9.577%, (SOFR + 4.25%), 4/5/30	174	174,639
		$ 601,500
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 7.58%, (SOFR + 2.25%), 1/31/31	$175	$ 174,344
		$ 174,344
Financial Services — 2.5%
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31	$525	$ 527,174
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29	473	476,000
Walker & Dunlop, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 12/16/28	746	745,250

9
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services (continued)
WEX, Inc., Term Loan, 3/31/28(8)	$781	$ 781,496
		$ 2,529,920
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.442%, (SOFR + 2.00%), 9/13/26	$111	$ 111,575
		$ 111,575
Food Products — 0.9%
Froneri International Ltd., Term Loan, 7.68%, (SOFR + 2.25%), 1/29/27	$595	$ 596,377
Monogram Food Solutions LLC, Term Loan, 9.445%, (SOFR + 4.00%), 8/28/28	98	97,994
Nomad Foods US LLC, Term Loan, 8.272%, (SOFR + 3.00%), 11/13/29	222	222,870
		$ 917,241
Health Care Equipment & Supplies — 1.4%
Bayou Intermediate II LLC, Term Loan, 10.077%, (SOFR + 4.50%), 8/2/28	$342	$ 339,986
Journey Personal Care Corp., Term Loan, 9.692%, (SOFR + 4.25%), 3/1/28	486	480,172
Medline Borrower LP, Term Loan, 8.197%, (SOFR + 2.75%), 10/23/28	603	604,458
		$ 1,424,616
Health Care Providers & Services — 5.6%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28(9)	$733	$ 735,912
Cano Health LLC, Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(9)	635	178,475
CCRR Parent, Inc., Term Loan, 9.192%, (SOFR + 3.75%), 3/6/28	487	442,349
CNT Holdings I Corp., Term Loan, 8.817%, (SOFR + 3.50%), 11/8/27	499	499,841
Ensemble RCM LLC, Term Loan, 8.317%, (SOFR + 3.00%), 8/1/29	577	579,118
Midwest Physician Administrative Services LLC, Term Loan, 8.821%, (SOFR + 3.25%), 3/12/28	293	242,946
Option Care Health, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 10/27/28	589	591,058
Pacific Dental Services LLC, Term Loan, 3/7/31(8)	500	500,000
Select Medical Corp., Term Loan, 8.33%, (SOFR + 3.00%), 3/6/27	787	789,636
Surgery Center Holdings, Inc., Term Loan, 8.829%, (SOFR + 3.50%), 12/19/30	550	553,128
TTF Holdings LLC, Term Loan, 9.445%, (SOFR + 4.00%), 3/31/28	543	544,309
		$ 5,656,772
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology — 3.2%
Cotiviti Corp., Term Loan, 2/21/31(8)	$400	$ 400,667
Imprivata, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 12/1/27	315	316,383
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28	221	186,414
Term Loan - Second Lien, 12.192%, (SOFR + 6.75%), 12/17/29	150	96,656
Project Ruby Ultimate Parent Corp., Term Loan, 8.692%, (SOFR + 3.25%), 3/10/28	388	388,070
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27	364	343,717
Verscend Holding Corp., Term Loan, 9.445%, (SOFR + 4.00%), 8/27/25	549	549,879
Waystar Technologies, Inc., Term Loan, 9.33%, (SOFR + 4.00%), 10/22/29	945	947,699
		$ 3,229,485
Hotels, Restaurants & Leisure — 1.7%
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26	$419	$ 420,857
IRB Holding Corp., Term Loan, 8.077%, (SOFR + 2.75%), 12/15/27	317	317,282
Playa Resorts Holding BV, Term Loan, 8.579%, (SOFR + 3.25%), 1/5/29	720	722,488
SMG US Midco 2, Inc., Term Loan, 8.074%, (SOFR + 2.50%), 1/23/25	235	235,395
		$ 1,696,022
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28	$292	$ 266,830
Libbey Glass, Inc., Term Loan, 11.974%, (SOFR + 6.50%), 11/22/27	343	326,225
Serta Simmons Bedding LLC, Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28	223	201,325
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29	398	393,594
		$ 1,187,974
Household Products — 0.5%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26	$437	$ 437,793
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26	98	98,239
		$ 536,032
Industrial Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 1/30/31(8)	$250	$ 250,000
		$ 250,000

10
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 4.4%
Alliant Holdings Intermediate LLC, Term Loan, 8.827%, (SOFR + 3.50%), 11/6/30	$497	$ 499,451
AmWINS Group, Inc.:
Term Loan, 7.695%, (SOFR + 2.25%), 2/19/28	733	733,489
Term Loan, 8.195%, (SOFR + 2.75%), 2/19/28	123	123,814
AssuredPartners, Inc., Term Loan, 8.942%, (SOFR + 3.50%), 2/12/27	650	651,881
HUB International Ltd., Term Loan, 8.574%, (SOFR + 3.25%), 6/20/30	895	895,695
NFP Corp., Term Loan, 8.695%, (SOFR + 3.25%), 2/16/27	335	335,318
Ryan Specialty Group LLC, Term Loan, 8.08%, (SOFR + 2.75%), 9/1/27	790	791,886
USI, Inc., Term Loan, 8.302%, (SOFR + 3.00%), 11/22/29	425	425,438
		$ 4,456,972
Interactive Media & Services — 1.2%
Adevinta ASA, Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28	$472	$ 473,449
Foundational Education Group, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 8/31/28	391	387,579
Getty Images, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26	388	388,795
		$ 1,249,823
IT Services — 3.0%
Asurion LLC:
Term Loan, 8.692%, (SOFR + 3.25%), 12/23/26	$725	$ 712,776
Term Loan, 8.692%, (SOFR + 3.25%), 7/31/27	39	37,402
Term Loan - Second Lien, 10.692%, (SOFR + 5.25%), 1/31/28	550	498,609
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27	620	594,767
Informatica LLC, Term Loan, 8.195%, (SOFR + 2.75%), 10/27/28	539	540,078
Rackspace Technology Global, Inc.:
Term Loan, 11.58%, (SOFR + 6.25%), 5/15/28	66	65,991
Term Loan - Second Lien, 8.076%, (SOFR + 2.75%), 5/15/28	554	274,247
Sedgwick Claims Management Services, Inc., Term Loan, 9.077%, (SOFR + 3.75%), 2/24/28	298	298,582
		$ 3,022,452
Leisure Products — 1.1%
Hayward Industries, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 5/30/28	$608	$ 609,142
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30	500	502,500
		$ 1,111,642
Life Sciences Tools & Services — 3.1%
Avantor Funding, Inc., Term Loan, 11/8/27(8)	$1,097	$ 1,102,280
Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
Catalent Pharma Solutions, Inc., Term Loan, 7.443%, (SOFR + 2.00%), 2/22/28	$397	$ 397,179
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26	818	780,278
IQVIA, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 1/2/31	224	225,518
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27	656	658,351
		$ 3,163,606
Machinery — 10.2%
AI Aqua Merger Sub, Inc., Term Loan, 9.072%, (SOFR + 3.75%), 7/31/28	$591	$ 592,289
Alliance Laundry Systems LLC, Term Loan, 8.927%, (SOFR + 3.50%), 10/8/27(9)	497	499,940
American Trailer World Corp., Term Loan, 9.18%, (SOFR + 3.75%), 3/3/28	236	230,563
Apex Tool Group LLC:
Term Loan, 15.329%, (SOFR + 10.00%), 2/8/30	174	169,215
Term Loan - Second Lien, 12.579%, (SOFR + 7.25%), 2/8/29	75	73,829
Barnes Group, Inc., Term Loan, 7.827%, (SOFR + 2.50%), 9/3/30	748	748,902
Conair Holdings LLC, Term Loan, 9.192%, (SOFR + 3.75%), 5/17/28	488	484,331
CPM Holdings, Inc., Term Loan, 9.826%, (SOFR + 4.50%), 9/28/28	587	588,774
EMRLD Borrower LP, Term Loan, 7.791%, (SOFR + 2.50%), 5/31/30	1,631	1,631,561
Engineered Machinery Holdings, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28	834	831,827
Filtration Group Corp.:
Term Loan, 8.945%, (SOFR + 3.50%), 10/21/28	298	298,800
Term Loan, 9.695%, (SOFR + 4.25%), 10/21/28	449	451,151
Gates Global LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/31/27	768	770,299
Icebox Holdco III, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 12/22/28	490	491,170
Madison IAQ LLC, Term Loan, 8.693%, (SOFR + 3.25%), 6/21/28	876	875,389
SPX Flow, Inc., Term Loan, 9.927%, (SOFR + 4.50%), 4/5/29	283	284,731
Titan Acquisition Ltd., Term Loan, 8.442%, (SOFR + 3.00%), 3/28/25	282	281,999
TK Elevator US Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30	1,046	1,050,728
		$ 10,355,498
Media — 1.5%
Aragorn Parent Corp., Term Loan, 9.577%, (SOFR + 4.25%), 12/15/28	$286	$ 288,024
iHeartCommunications, Inc., Term Loan, 8.445%, (SOFR + 3.00%), 5/1/26	377	331,185

11
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Outfront Media Capital LLC, Term Loan, 7.077%, (SOFR + 1.75%), 11/18/26	$75	$ 74,965
Sinclair Television Group, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 9/30/26	577	551,301
Univision Communications, Inc., Term Loan, 8.695%, (SOFR + 3.25%), 3/15/26	224	224,053
		$ 1,469,528
Metals/Mining — 0.8%
Arsenal AIC Parent LLC, Term Loan, 9.08%, (SOFR + 3.75%), 8/18/30	$522	$ 525,099
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28	282	283,042
		$ 808,141
Oil, Gas & Consumable Fuels — 0.5%
ITT Holdings LLC, Term Loan, 10/5/30(8)	$500	$ 501,313
		$ 501,313
Passenger Airlines — 0.5%
WestJet Loyalty LP, Term Loan, 2/14/31(8)	$500	$ 500,677
		$ 500,677
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 2/23/29	$298	$ 278,206
		$ 278,206
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 8.445%, (SOFR + 3.00%), 5/5/28	$219	$ 220,239
		$ 220,239
Professional Services — 4.3%
AlixPartners LLP, Term Loan, 7.945%, (SOFR + 2.50%), 2/4/28	$646	$ 647,859
Camelot U.S. Acquisition LLC, Term Loan, 8.077%, (SOFR + 2.75%), 1/31/31	600	600,877
CoreLogic, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 6/2/28	461	451,579
EAB Global, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 8/16/28	597	598,260
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28	390	327,194
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29	298	275,419
Rockwood Service Corp., Term Loan, 9.692%, (SOFR + 4.25%), 1/23/27	306	307,642
Teneo Holdings LLC, Term Loan, 10.08%, (SOFR + 4.75%), 3/13/31	200	200,875
Trans Union LLC:
Term Loan, 7.177%, (SOFR + 1.75%), 11/16/26	63	62,901
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Trans Union LLC: (continued)
Term Loan, 7.327%, (SOFR + 2.00%), 12/1/28	$259	$ 258,963
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	248	245,926
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 1/31/31	400	401,656
		$ 4,379,151
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.195%, (SOFR + 2.75%), 8/21/25	$9	$ 9,357
Term Loan, 9.33%, (SOFR + 4.00%), 1/31/30	110	110,198
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	399	399,997
Homeserve USA Holding Corp, Term Loan, 8.329%, (SOFR + 3.00%), 10/21/30	250	250,899
RE/MAX International, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 7/21/28	268	252,143
		$ 1,022,594
Road & Rail — 1.2%
Avis Budget Car Rental LLC, Term Loan, 7.195%, (SOFR + 1.75%), 8/6/27	$503	$ 501,745
First Student Bidco, Inc., Term Loan, 9.402%, (SOFR + 4.00%), 7/21/28	279	279,388
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	395	397,372
		$ 1,178,505
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	$270	$ 270,139
Bright Bidco BV, Term Loan, 14.317%, (SOFR + 9.00%), 6.317% cash, 8.00% PIK, 10/31/27	35	9,337
MaxLinear, Inc., Term Loan, 7.695%, (SOFR + 2.25%), 6/23/28	53	52,098
		$ 331,574
Software — 17.0%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31	$1,183	$ 1,191,688
AppLovin Corp., Term Loan, 7.83%, (SOFR + 2.50%), 8/16/30	378	378,420
Astra Acquisition Corp.:
Term Loan, 10.57%, (SOFR + 5.25%), 10/25/28	223	94,340
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29	350	91,853
Banff Merger Sub, Inc., Term Loan, 9.58%, (SOFR + 4.25%), 12/29/28	638	642,271
Cast and Crew Payroll LLC, Term Loan, 9.195%, (SOFR + 3.75%), 2/9/26	388	389,099

12
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
CCC Intelligent Solutions, Inc., Term Loan, 7.692%, (SOFR + 2.25%), 9/21/28	$997	$ 998,072
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29	397	398,560
CentralSquare Technologies LLC, Term Loan, 9.177%, (SOFR + 3.75%), 8/29/25	437	426,375
Cloud Software Group, Inc.:
Term Loan, 9.909%, (SOFR + 4.50%), 9/29/28(9)	347	346,115
Term Loan, 3/30/29(8)	350	348,603
Cloudera, Inc.:
Term Loan, 9.18%, (SOFR + 3.75%), 10/8/28	291	290,539
Term Loan - Second Lien, 11.43%, (SOFR + 6.00%), 10/8/29	150	149,063
Constant Contact, Inc., Term Loan, 9.588%, (SOFR + 4.00%), 2/10/28	440	428,689
Cornerstone OnDemand, Inc., Term Loan, 9.195%, (SOFR + 3.75%), 10/16/28	269	264,952
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	671	672,124
E2open LLC, Term Loan, 8.945%, (SOFR + 3.50%), 2/4/28	535	536,683
ECI Macola Max Holding LLC:
Term Loan, 9.314%, (SOFR + 3.75%), 11/9/27	797	800,184
Term Loan, 5/31/30(8)	25	25,000
Epicor Software Corp., Term Loan, 8.692%, (SOFR + 3.25%), 7/30/27	1,065	1,070,261
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27	337	324,242
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28	300	286,710
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28	252	193,746
Marcel LUX IV SARL, Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30	861	868,734
Open Text Corp., Term Loan, 8.177%, (SOFR + 2.75%), 1/31/30	751	752,631
Project Alpha Intermediate Holding, Inc., Term Loan, 10.063%, (SOFR + 4.75%), 10/28/30	500	503,194
Proofpoint, Inc., Term Loan, 8.695%, (SOFR + 3.25%), 8/31/28	929	929,786
Quartz Acquireco LLC, Term Loan, 8.809%, (SOFR + 3.50%), 6/28/30	399	400,492
Quest Software US Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29	289	219,055
RealPage, Inc., Term Loan, 8.445%, (SOFR + 3.00%), 4/24/28	526	512,632
Redstone Holdco 2 LP, Term Loan, 10.195%, (SOFR + 4.75%), 4/27/28	306	253,786
Skillsoft Corp., Term Loan, 10.693%, (SOFR + 5.25%), 7/14/28	219	196,728
Sophia, LP, Term Loan, 8.93%, (SOFR + 3.50%), 10/9/29	837	841,218
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Turing Midco LLC, Term Loan, 7.945%, (SOFR + 2.50%), 3/24/28	$185	$ 183,674
Veritas US, Inc., Term Loan, 10.445%, (SOFR + 5.00%), 9/1/25	613	568,754
Vision Solutions, Inc., Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28	636	636,209
		$ 17,214,482
Specialty Retail — 2.5%
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29	$109	$ 109,036
Les Schwab Tire Centers, Term Loan, 8.684%, (SOFR + 3.25%), 11/2/27	968	970,499
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28	729	731,424
PetSmart, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 2/11/28	731	730,205
		$ 2,541,164
Textiles, Apparel & Luxury Goods — 1.1%
Gloves Buyer, Inc., Term Loan, 9.442%, (SOFR + 4.00%), 12/29/27	$656	$ 656,557
Hanesbrands, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 3/8/30	499	499,208
		$ 1,155,765
Trading Companies & Distributors — 3.8%
Avolon TLB Borrower 1 (US) LLC, Term Loan, 7.329%, (SOFR + 2.00%), 6/22/28	$890	$ 891,770
Core & Main LP, Term Loan, 7.971%, (SOFR + 2.50%), 7/27/28(9)	494	494,264
Foundation Building Materials Holding Company LLC, Term Loan, 9.313%, (SOFR + 4.00%), 1/29/31	225	226,195
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27	586	583,247
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28	650	603,503
SRS Distribution, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/2/28	98	98,490
Term Loan, 8.945%, (SOFR + 3.50%), 6/2/28	639	643,246
Windsor Holdings III LLC, Term Loan, 9.326%, (SOFR + 4.00%), 8/1/30	299	300,933
		$ 3,841,648
Transportation Infrastructure — 1.2%
Brown Group Holding LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 6/7/28	$408	$ 407,923
Term Loan, 8.325%, (SOFR + 3.00%), 7/2/29(9)	300	300,375
KKR Apple Bidco LLC, Term Loan, 9/22/28(8)	500	500,078
		$ 1,208,376

13
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Wireless Telecommunication Services — 0.8%
CCI Buyer, Inc., Term Loan, 12/17/27(8)	$500	$ 497,678
Digicel International Finance Ltd., Term Loan, 10.469%, (SOFR + 5.15%), 5/25/27	245	235,518
SBA Senior Finance II LLC, Term Loan, 7.34%, (SOFR + 2.00%), 1/25/31	125	125,286
		$ 858,482
Total Senior Floating Rate Loans (identified cost $107,795,194)		$106,533,837

Short-Term Investments — 2.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(11)	2,288,053	$ 2,288,053
Total Short-Term Investments (identified cost $2,288,053)		$ 2,288,053
Total Investments — 115.4% (identified cost $118,682,483)		$116,995,844

Note Payable — (5.9)%	$ (6,000,000)

Other Assets, Less Liabilities — (9.5)%	$ (9,622,166)
Net Assets — 100.0%	$ 101,373,678

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $6,920,862 or 6.8% of the Fund's net assets.
(6)	When-issued security.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after March 31, 2024, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Principal amount is less than $500.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

14
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $116,394,430)	$ 114,707,791
Investments in securities of affiliated issuers, at value (identified cost $2,288,053)	2,288,053
Cash	2,444,487
Receivable for investments sold	3,613,570
Receivable for capital shares sold	9,405
Interest receivable	541,275
Dividends receivable - affiliated	19,737
Receivable from affiliates	22,861
Trustees' deferred compensation plan	3,238
Prepaid upfront fees on note payable	21,890
Prepaid expenses	4,730
Total assets	$123,677,037
Liabilities
Note payable	$ 6,000,000
Payable for investments purchased	14,758,308
Payable for when-issued securities	525,000
Payable for capital shares redeemed	101,743
Distributions payable	652,663
Payable to affiliates:
Investment advisory fee	42,051
Administrative fee	9,477
Distribution and service fees	1,495
Sub-transfer agency fee	563
Trustees' deferred compensation plan	3,238
Accrued expenses	208,821
Total liabilities	$ 22,303,359
Net Assets	$101,373,678
Sources of Net Assets
Paid-in capital	$ 110,172,418
Accumulated loss	(8,798,740)
Net Assets	$101,373,678
Class A Shares
Net Assets	$ 6,976,623
Shares Outstanding	773,210
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.02
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.32
Class I Shares
Net Assets	$ 41,784,816
Shares Outstanding	4,637,232
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.01
15
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 52,612,239
Shares Outstanding	5,839,581
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.01

On sales of $100,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income	$ 43,324
Dividend income - affiliated issuers	93,286
Interest income	4,446,201
Other income	76,376
Total investment income	$ 4,659,187
Expenses
Investment advisory fee	$ 237,125
Administrative fee	48,485
Distribution and service fees:
Class A	9,474
Trustees' fees and expenses	2,591
Custodian fees	6,587
Transfer agency fees and expenses	26,842
Accounting fees	10,532
Professional fees	34,374
Registration fees	23,193
Reports to shareholders	5,852
Interest expense and fees	644,089
Miscellaneous	13,008
Total expenses	$ 1,062,152
Waiver and/or reimbursement of expenses by affiliates	$ (99,992)
Net expenses	$ 962,160
Net investment income	$ 3,697,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,331,793)
Net realized loss	$(1,331,793)
Change in unrealized appreciation (depreciation):
Investment securities	$ 2,094,618
Net change in unrealized appreciation (depreciation)	$ 2,094,618
Net realized and unrealized gain	$ 762,825
Net increase in net assets from operations	$ 4,459,852
17
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,697,027	$ 7,390,923
Net realized loss	(1,331,793)	(2,165,411)
Net change in unrealized appreciation (depreciation)	2,094,618	5,480,573
Net increase in net assets from operations	$ 4,459,852	$ 10,706,085
Distributions to shareholders:
Class A	$ (334,827)	$ (680,985)
Class I	(1,934,248)	(4,088,165)
Class R6	(1,390,560)	(2,637,291)
Total distributions to shareholders	$ (3,659,635)	$ (7,406,441)
Capital share transactions:
Class A	$ (1,744,186)	$ 540,287
Class I	(3,187,579)	(12,413,278)
Class R6	23,563,049	(4,691,045)
Net increase (decrease) in net assets from capital share transactions	$ 18,631,284	$(16,564,036)
Net increase (decrease) in net assets	$ 19,431,501	$(13,264,392)
Net Assets
At beginning of period	$ 81,942,177	$ 95,206,569
At end of period	$101,373,678	$ 81,942,177
18
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Statement of Cash Flows

Six Months Ended
March 31, 2024 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 4,459,852
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(18,993,838)
Investments sold and principal repayments	10,916,428
Decrease in short-term investments, net	1,115,683
Net amortization/accretion of premium (discount)	(83,065)
Amortization of prepaid upfront fees on note payable	14,620
Increase in interest receivable	(21,864)
Increase in dividends receivable - affiliated	(921)
Increase in receivable from affiliate	(13,777)
Increase in prepaid expenses	(1,698)
Increase in Trustees' deferred compensation plan	(181)
Increase in payable to affiliate for investment advisory fee	2,395
Increase in payable to affiliate for administrative fee	1,327
Decrease in payable to affiliate for distribution and services fees	(282)
Decrease in payable to affiliate for sub-transfer agency fee	(268)
Increase in payable to affiliate for Trustees' deferred compensation plan	181
Decrease in accrued expenses	(69,365)
Net change in unrealized (appreciation) depreciation on investments	(2,094,618)
Net realized loss from investments	1,331,793
Net cash used in operating activities	$ (3,437,598)
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (108,288)
Proceeds from capital shares sold	32,824,871
Capital shares redeemed	(17,006,261)
Prepaid upfront fees on note payable	(22,500)
Proceeds from note payable	7,000,000
Repayments of note payable	(19,000,000)
Net cash provided by financing activities	$ 3,687,822
Net increase in cash	$ 250,224
Cash at beginning of period	$ 2,194,263
Cash at end of period	$ 2,444,487
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 2,911,662
Cash paid for interest and fees on borrowings	$ 707,015
19
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.93	$ 8.60	$ 9.51	$ 9.23	$ 9.73	$ 9.97
Income (Loss) From Operations
Net investment income(1)	$ 0.40	$ 0.75	$ 0.43	$ 0.35	$ 0.39	$ 0.47
Net realized and unrealized gain (loss)	0.09	0.33	(0.93)	0.29	(0.50)	(0.24)
Total income (loss) from operations	$ 0.49	$ 1.08	$ (0.50)	$ 0.64	$ (0.11)	$ 0.23
Less Distributions
From net investment income	$ (0.40)	$ (0.75)	$ (0.41)	$ (0.36)	$ (0.39)	$ (0.47)
Total distributions	$ (0.40)	$ (0.75)	$ (0.41)	$ (0.36)	$ (0.39)	$ (0.47)
Net asset value — End of period	$ 9.02	$ 8.93	$ 8.60	$ 9.51	$ 9.23	$ 9.73
Total Return(2)	5.56% (3)	13.01%	(5.37)%	6.99%	(1.05)%	2.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,977	$ 8,656	$7,809	$3,453	$2,329	$3,286
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.91% (6)	3.08%	1.95%	1.51%	1.83%	2.29%
Net expenses(5)	2.64% (6)(7)	2.81% (7)	1.73% (7)	1.32%	1.53%	1.98%
Net investment income	8.93% (6)	8.47%	4.72%	3.73%	4.20%	4.86%
Portfolio Turnover	14% (3)	14%	30%	37%	32%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees and other borrowing costs of 1.63%, 1.76%, 0.70%, 0.31%, 0.54% and 0.96% for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively).
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and the year ended September 30, 2023 and less than 0.005% for the year ended September 30, 2022).
20
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.92	$ 8.59	$ 9.50	$ 9.22	$ 9.73	$ 9.97
Income (Loss) From Operations
Net investment income(1)	$ 0.41	$ 0.76	$ 0.43	$ 0.37	$ 0.40	$ 0.49
Net realized and unrealized gain (loss)	0.09	0.34	(0.90)	0.29	(0.50)	(0.23)
Total income (loss) from operations	$ 0.50	$ 1.10	$ (0.47)	$ 0.66	$ (0.10)	$ 0.26
Less Distributions
From net investment income	$ (0.41)	$ (0.77)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)
Total distributions	$ (0.41)	$ (0.77)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)
Net asset value — End of period	$ 9.01	$ 8.92	$ 8.59	$ 9.50	$ 9.22	$ 9.73
Total Return(2)	5.57% (3)	13.29%	(5.14)%	7.25%	(0.83)%	2.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,785	$44,556	$55,164	$64,676	$26,958	$14,749
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.66% (6)	2.81%	1.58%	1.26%	1.50%	2.02%
Net expenses(5)	2.38% (6)(7)	2.55% (7)	1.36% (7)	1.07%	1.21%	1.70%
Net investment income	9.17% (6)	8.68%	4.69%	3.94%	4.34%	5.05%
Portfolio Turnover	14% (3)	14%	30%	37%	32%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees and other borrowing costs of 1.62%, 1.75%, 0.58%, 0.31%, 0.47% and 0.93% for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively).
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and the year ended September 30, 2023 and less than 0.005% for the year ended September 30, 2022).
21
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.92	$ 8.59	$ 9.50	$ 9.22	$ 9.72	$ 9.96
Income (Loss) From Operations
Net investment income(1)	$ 0.41	$ 0.77	$ 0.42	$ 0.38	$ 0.41	$ 0.50
Net realized and unrealized gain (loss)	0.09	0.33	(0.89)	0.28	(0.50)	(0.24)
Total income (loss) from operations	$ 0.50	$ 1.10	$ (0.47)	$ 0.66	$ (0.09)	$ 0.26
Less Distributions
From net investment income	$ (0.41)	$ (0.77)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)
Total distributions	$ (0.41)	$ (0.77)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)
Net asset value — End of period	$ 9.01	$ 8.92	$ 8.59	$ 9.50	$ 9.22	$ 9.72
Total Return(2)	5.57% (3)	13.29%	(5.15)%	7.26%	(0.83)%	2.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,612	$28,730	$32,233	$57,343	$43,899	$32,011
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.49% (6)	2.74%	1.43%	1.19%	1.44%	1.99%
Net expenses(5)	2.30% (6)(7)	2.56% (7)	1.32% (7)	1.08%	1.23%	1.72%
Net investment income	9.12% (6)	8.72%	4.59%	3.99%	4.40%	5.08%
Portfolio Turnover	14% (3)	14%	30%	37%	32%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees and other borrowing costs of 1.54%, 1.76%, 0.54%, 0.32%, 0.49% and 0.95% for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively).
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and the year ended September 30, 2023 and less than 0.005% for the year ended September 30, 2022).
22
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
23

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 2,692	$ 292,397	$ 0	$ 295,089
Corporate Bonds	—	6,920,862	—	6,920,862
Exchange-Traded Funds	958,003	—	—	958,003
Senior Floating-Rate Loans	—	106,533,837	—	106,533,837
Short-Term Investments	2,288,053	—	—	2,288,053
Total Investments	$3,248,748	$113,747,096	$ 0	$116,995,844

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
24

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.480%
In excess of $1 billion	0.430%
Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed by the Fund. For the six months ended March 31, 2024, the investment advisory fee amounted to $237,125 or 0.58% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $2,648 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $97,344.
25

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $48,485.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $9,474 for Class A shares.
The Fund was informed that EVD received $1,104 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $977 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $30,101,467 and $13,521,406, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,796,874 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $1,349,530 are short-term and $4,447,344 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$118,685,709
Gross unrealized appreciation	$ 631,677
Gross unrealized depreciation	(2,321,542)
Net unrealized depreciation	$ (1,689,865)
5  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit agreement, as amended (the Agreement) with a bank to borrow up to a limit of $45 million ($60 million prior to March 12, 2024). Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes.
26

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Interest on advances under the Agreement is calculated at a rate per annum equal to the Fund's option of (a) Term SOFR (subject to a 0% floor) plus a Term SOFR adjustment of 0.10% plus a 0.90% (0.85% prior to March 12, 2024) margin (the “SOFR Rate”) and (b) Federal Funds Effective Rate plus 0.90% (0.85% prior to March 12, 2024) (which cannot be lower than the SOFR Rate). Term SOFR is defined as the secured overnight financing rate as administered by the Federal Reserve Bank of New York for a 1-month tenor. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% per annum on the commitment amount.
In connection with the renewal of the Agreement on March 12, 2024, the Fund paid upfront fees of $22,500, which are being amortized to interest expense through March 11, 2025. The unamortized balance at March 31, 2024 is approximately $22,000 and is included in “prepaid upfront fees on note payable” on the Statement of Assets and Liabilities. At March 31, 2024, the Fund had borrowings outstanding under the Agreement of $6,000,000 at an annual interest rate of 6.32%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2024 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024. For the six months ended March 31, 2024, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $17,983,607 and 6.40%, respectively.
6  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,288,053, which represents 2.3% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,403,736	$44,823,780	$(45,939,463)	$ —	$ —	$2,288,053	$93,286	2,288,053
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	94,717	$ 844,164	256,513	$ 2,260,838
Reinvestment of distributions	27,952	249,592	72,287	637,099
Shares redeemed	(318,749)	(2,837,942)	(267,744)	(2,357,650)
Net increase (decrease)	(196,080)	$ (1,744,186)	61,056	$ 540,287
Class I
Shares sold	687,279	$ 6,149,126	1,814,531	$ 15,994,311
Reinvestment of distributions	181,205	1,617,209	456,814	4,017,949
Shares redeemed	(1,226,758)	(10,953,914)	(3,699,637)	(32,425,538)
Net decrease	(358,274)	$ (3,187,579)	(1,428,292)	$(12,413,278)
27

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	2,856,044	$ 25,684,426	221	$ 1,947
Reinvestment of distributions	117,081	1,044,861	292,930	2,577,103
Shares redeemed	(355,027)	(3,166,238)	(825,658)	(7,270,095)
Net increase (decrease)	2,618,098	$ 23,563,049	(532,507)	$ (4,691,045)
8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
28

Calvert
Floating-Rate Advantage Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
29

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
31

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
33

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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
28874     3.31.24

Calvert
Global Equity Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Global Equity Fund

Calvert
Global Equity Fund
March 31, 2024
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/14/2021	12/17/2015	19.98%	19.32%	11.74%	9.99%
Class A with 5.25% Maximum Sales Charge	—	—	13.72	13.04	10.53	9.28
Class I at NAV	12/17/2015	12/17/2015	20.11	19.53	11.80	10.03

MSCI World Index	—	—	21.31%	25.11%	12.06%	11.14%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	2.45%	2.20%
Net	1.15	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Equity Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Country Allocation (% of net assets)
United States	53.7%
France	8.9
United Kingdom	7.6
Netherlands	4.9
Japan	4.1
Switzerland	3.6
Germany	2.8
Belgium	2.4
Denmark	2.3
Singapore	2.0
Australia	2.0
India	1.8
Hong Kong	1.7
Taiwan	1.7
Total	99.5%
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	7.1%
Amazon.com, Inc.	5.1
Alphabet, Inc., Class A	4.9
Visa, Inc., Class A	3.7
Nestle SA	3.6
Sanofi SA	3.2
Walt Disney Co.	3.0
Compass Group PLC	2.9
Boston Scientific Corp.	2.9
Siemens AG	2.8
Total	39.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Global Equity Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to September 16, 2023 is that of Eaton Vance Focused Global Opportunities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023. The Predecessor Fund did not follow the Calvert Principles for Responsible Investment and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 9/15/28. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Global Equity Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,199.80	$6.27 **	1.14%
Class I	$1,000.00	$1,201.10	$4.90 **	0.89%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.76 **	1.14%
Class I	$1,000.00	$1,020.55	$4.50 **	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Global Equity Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Australia — 2.0%
CSL Ltd.	1,191	$ 223,464
		$ 223,464
Belgium — 2.4%
KBC Group NV	3,512	$ 263,302
		$ 263,302
Denmark — 2.3%
Novo Nordisk AS, Class B	2,030	$ 260,395
		$ 260,395
France — 8.9%
LVMH Moet Hennessy Louis Vuitton SE	226	$ 203,354
Safran SA	1,091	247,081
Sanofi SA	3,595	349,737
Schneider Electric SE	812	183,574
		$ 983,746
Germany — 2.8%
Siemens AG	1,597	$ 304,929
		$ 304,929
Hong Kong — 1.7%
AIA Group Ltd.	27,769	$ 186,790
		$ 186,790
India — 1.8%
HDFC Bank Ltd. ADR	3,583	$ 200,541
		$ 200,541
Japan — 4.1%
Keyence Corp.	458	$ 212,631
Nihon M&A Center Holdings, Inc.	13,412	85,382
Recruit Holdings Co. Ltd.	3,668	161,050
		$ 459,063
Netherlands — 4.9%
ASML Holding NV	297	$ 287,930
IMCD NV	1,416	249,230
		$ 537,160
Singapore — 2.0%
DBS Group Holdings Ltd.	8,379	$ 223,617
		$ 223,617
Switzerland — 3.6%
Nestle SA	3,730	$ 396,312
		$ 396,312
Security	Shares	Value
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,348	$ 183,396
		$ 183,396
United Kingdom — 7.6%
Compass Group PLC	11,034	$ 323,656
London Stock Exchange Group PLC	2,025	242,300
Reckitt Benckiser Group PLC	4,789	272,997
		$ 838,953
United States — 50.8%
Adobe, Inc.(1)	364	$ 183,675
Alphabet, Inc., Class A(1)	3,569	538,669
Amazon.com, Inc.(1)	3,106	560,260
AMETEK, Inc.	1,502	274,716
Boston Scientific Corp.(1)	4,623	316,629
CDW Corp.	1,051	268,825
Danaher Corp.	1,217	303,909
Dollar Tree, Inc.(1)	1,409	187,608
Ingersoll Rand, Inc.	2,280	216,486
Intuit, Inc.	387	251,550
Intuitive Surgical, Inc.(1)	541	215,908
Microsoft Corp.	1,868	785,905
NextEra Energy, Inc.	3,296	210,647
TJX Cos., Inc.	2,139	216,937
Verisk Analytics, Inc.	567	133,659
Visa, Inc., Class A	1,485	414,434
Walt Disney Co.	2,724	333,309
Zoetis, Inc.	1,163	196,791
		$ 5,609,917
Total Common Stocks (identified cost $7,629,771)		$10,671,585

Short-Term Investments — 2.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	320,606	$ 320,606
Total Short-Term Investments (identified cost $320,606)		$ 320,606

Total Investments — 99.5% (identified cost $7,950,377)	$10,992,191
Other Assets, Less Liabilities — 0.5%	$ 58,239
Net Assets — 100.0%	$11,050,430

6
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	19.7%
Health Care	16.9
Industrials	16.8
Financials	13.8
Consumer Discretionary	11.8
Communication Services	7.9
Consumer Staples	7.8
Utilities	1.9
Total	96.6%
Abbreviations:
ADR	– American Depositary Receipt

7
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $7,629,771)	$ 10,671,585
Investments in securities of affiliated issuers, at value (identified cost $320,606)	320,606
Cash	244
Receivable for investments sold	210,994
Receivable for capital shares sold	263
Dividends receivable	3,926
Dividends receivable - affiliated	1,123
Tax reclaims receivable	10,367
Trustees' deferred compensation plan	10
Prepaid expenses	8,775
Total assets	$11,227,893
Liabilities
Payable for investments purchased	$ 126,982
Payable to affiliates:
Investment advisory fee	6,265
Administrative fee	1,111
Distribution and service fees	41
Sub-transfer agency fee	141
Trustees' deferred compensation plan	10
Other	8,039
Payable for professional fees	29,293
Accrued expenses	5,581
Total liabilities	$ 177,463
Net Assets	$11,050,430
Sources of Net Assets
Paid-in capital	$ 7,930,750
Distributable earnings	3,119,680
Net Assets	$11,050,430
Class A Shares
Net Assets	$ 270,952
Shares Outstanding	16,053
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.88
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.82
Class I Shares
Net Assets	$ 10,779,478
Shares Outstanding	638,916
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $2,473)	$ 37,998
Dividend income - affiliated issuers	5,318
Total investment income	$ 43,316
Expenses
Investment advisory fee	$ 32,167
Administrative fee	5,677
Distribution and service fees:
Class A	87
Custodian fees	4,392
Transfer agency fees and expenses	1,098
Accounting fees	3,477
Professional fees	23,424
Registration fees	39,711
Reports to shareholders	1,464
Miscellaneous	5,246
Total expenses	$ 116,743
Waiver and/or reimbursement of expenses by affiliates	$ (74,416)
Net expenses	$ 42,327
Net investment income	$ 989
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 99,879
Foreign currency transactions	95
Net realized gain	$ 99,974
Change in unrealized appreciation (depreciation):
Investment securities	$ 1,615,216
Foreign currency	162
Net change in unrealized appreciation (depreciation)	$1,615,378
Net realized and unrealized gain	$1,715,352
Net increase in net assets from operations	$1,716,341
9
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Ten Months Ended September 30, 2023	Year Ended November 30, 2022

Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 989	$ 35,729	$ 46,050
Net realized gain	99,974	211,084	109,561
Net change in unrealized appreciation (depreciation)	1,615,378	102,887	(941,350)
Net increase (decrease) in net assets from operations	$ 1,716,341	$ 349,700	$ (785,739)
Distributions to shareholders:
Class A	$ (732)	$ (282)	$ (868)(1)
Class I	(202,993)	(175,579)	(751,865)
Total distributions to shareholders	$ (203,725)	$ (175,861)	$ (752,733)
Capital share transactions:
Class A	$ 231,159	$ 14,253	$ 19,082(1)
Class I	1,776,895	(2,506,997)	3,065,908
Net increase (decrease) in net assets from capital share transactions	$ 2,008,054	$(2,492,744)	$3,084,990
Net increase (decrease) in net assets	$ 3,520,670	$(2,318,905)	$1,546,518
Net Assets
At beginning of period	$ 7,529,760	$ 9,848,665	$ 8,302,147
At end of period	$11,050,430	$ 7,529,760	$9,848,665

(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
Financial information from December 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30. See Notes 1 and 9 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2024
Financial Highlights

Class A
	Six Months Ended March 31, 2024 (Unaudited)	Ten Months Ended September 30, 2023	Period Ended November 30, 2022(1)

Net asset value — Beginning of period	$ 14.33	$ 14.00	$ 17.46
Income (Loss) From Operations
Net investment income (loss)(2)	$ (0.01)	$ 0.04	$ 0.04
Net realized and unrealized gain (loss)	2.86	0.52	(1.98)
Total income (loss) from operations	$ 2.85	$ 0.56	$ (1.94)
Less Distributions
From net investment income	$ (0.03)	$ (0.04)	$ (0.08)
From net realized gain	(0.27)	(0.19)	(1.44)
Total distributions	$ (0.30)	$ (0.23)	$ (1.52)
Net asset value — End of period	$16.88	$14.33	$ 14.00
Total Return(3)	19.98% (4)	4.12% (4)	(12.48)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 271	$ 31	$ 17
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.66% (6)	2.46% (6)(7)	2.91% (6)
Net expenses	1.14% (6)(8)	1.21% (6)(7)(8)	1.20% (6)(8)
Net investment income (loss)	(0.17)% (6)	0.26% (6)	0.31% (6)
Portfolio Turnover	13% (4)	30% (4)	29% (9)

(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the ten months ended September 30, 2023 and the period ended November 30, 2022).
(9)	For the year ended November 30, 2022.
Financial information from December 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30. See Notes 1 and 9 to Financial Statements.
11
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Ten Months Ended September 30, 2023	Year Ended November 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.33	$ 13.99	$ 17.25	$ 13.78	$ 12.42	$ 11.53	$ 11.83
Income (Loss) From Operations
Net investment income(1)	$ 0.00(2)	$ 0.06	$ 0.08	$ 0.03	$ 0.07	$ 0.10	$ 0.14
Net realized and unrealized gain (loss)	2.86	0.53	(1.82)	3.49	1.42	1.65	(0.01)
Total income (loss) from operations	$ 2.86	$ 0.59	$ (1.74)	$ 3.52	$ 1.49	$ 1.75	$ 0.13
Less Distributions
From net investment income	$ (0.05)	$ (0.06)	$ (0.08)	$ (0.05)	$ (0.13)	$ (0.12)	$ (0.12)
From net realized gain	(0.27)	(0.19)	(1.44)	—	—	(0.74)	(0.31)
Total distributions	$ (0.32)	$ (0.25)	$ (1.52)	$ (0.05)	$ (0.13)	$ (0.86)	$ (0.43)
Net asset value — End of period	$ 16.87	$14.33	$ 13.99	$17.25	$13.78	$12.42	$11.53
Total Return(3)	20.11% (4)	4.38% (4)	(11.48)%	25.62%	12.06%	17.28%	1.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,779	$ 7,499	$ 9,832	$ 8,302	$ 5,801	$ 5,186	$ 4,350
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.46% (6)	2.20% (6)(7)	2.66%	2.32%	2.90%	3.03% (7)	3.27%
Net expenses	0.89% (6)(8)	0.96% (6)(7)(8)	0.95% (8)	0.95%	0.95%	0.96% (7)	0.95%
Net investment income	0.02% (6)	0.52% (6)	0.58%	0.18%	0.55%	0.92%	1.20%
Portfolio Turnover	13% (4)	30% (4)	29%	57%	54%	46%	82%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the ten months ended September 30, 2023 and the year ended November 30, 2022).
Financial information from December 1, 2017 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30. See Notes 1 and 9 to Financial Statements.
12
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is the accounting successor to the Eaton Vance Focused Global Opportunities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023 (see Note 9). The Fund also inherited the Predecessor Fund’s historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
13

Calvert
Global Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 223,464	$ —	$ 223,464
Belgium	—	263,302	—	263,302
Denmark	—	260,395	—	260,395
France	—	983,746	—	983,746
Germany	—	304,929	—	304,929
Hong Kong	—	186,790	—	186,790
India	200,541	—	—	200,541
Japan	—	459,063	—	459,063
Netherlands	—	537,160	—	537,160
Singapore	—	223,617	—	223,617
Switzerland	—	396,312	—	396,312
Taiwan	183,396	—	—	183,396
United Kingdom	—	838,953	—	838,953
United States	5,609,917	—	—	5,609,917
Total Common Stocks	$5,993,854	$4,677,731 (1)	$ —	$10,671,585
Short-Term Investments	$ 320,606	$ —	$ —	$ 320,606
Total Investments	$6,314,460	$4,677,731	$ —	$10,992,191

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
14

Calvert
Global Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.680%
$500 million but less than $1 billion	0.655%
$1 billion but less than $2.5 billion	0.630%
$2.5 billion but less than $5 billion	0.610%
$5 billion and over	0.595%
For the six months ended March 31, 2024, the investment advisory fee amounted to $32,167 or 0.68% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the
“Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $164 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14% and 0.89% for Class A and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the six months ended March 31, 2024, CRM and EVAIL waived or reimbursed expenses in total of $74,252.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $5,677.
15

Calvert
Global Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $87 for Class A shares.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $183 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,757,822 and $1,221,262, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,955,276
Gross unrealized appreciation	$ 3,292,038
Gross unrealized depreciation	(255,123)
Net unrealized appreciation	$3,036,915
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
16

Calvert
Global Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $320,606, which represents 2.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$18,172	$2,629,529	$(2,327,095)	$ —	$ —	$320,606	$5,318	320,606
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Ten Months Ended September 30, 2023		Year Ended November 30, 2022(1)
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	14,072	$ 234,378	935	$ 13,971	1,163	$ 18,214
Reinvestment of distributions	46	732	21	282	52	868
Shares redeemed	(236)	(3,951)	—	—	—	—
Net increase	13,882	$ 231,159	956	$ 14,253	1,215	$ 19,082
Class I
Shares sold	117,224	$ 1,805,041	36,775	$ 535,539	264,722	$ 3,660,472
Reinvestment of distributions	12,799	202,993	13,322	175,579	45,348	751,865
Shares redeemed	(14,270)	(231,139)	(229,511)	(3,218,115)	(88,763)	(1,346,429)
Net increase (decrease)	115,753	$1,776,895	(179,414)	$(2,506,997)	221,307	$ 3,065,908

(1)	For Class A, for the period from the commencement of operations, December 14, 2021, to November 30, 2022.
At March 31, 2024, EVM owned 70.1% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
9  Reorganization
At the close of business on September 15, 2023, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund.
17

Calvert
Global Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Reorganization was accomplished by a tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate shares and net asset value in the corresponding classes of the Fund as noted below:
	Shares Issued	Net Assets
Class A	2,171	$32,518
Class I	523,253	$7,839,838

The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization were carried forward to the cost basis of the assets of the Fund.
18

Calvert
Global Equity Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
19

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

20

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
21

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
23

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
22293     3.31.24

Calvert
Global Small-Cap Equity Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Global Small-Cap Equity Fund

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited (MSIM FMIL); Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	16.90%	10.84%	7.18%	6.04%
Class A with 5.25% Maximum Sales Charge	—	—	10.76	5.01	6.04	5.47
Class C at NAV	03/04/2002	03/04/2002	16.44	10.03	6.39	5.24
Class C with 1% Maximum Deferred Sales Charge	—	—	15.44	9.03	6.39	5.24
Class I at NAV	10/01/2009	03/04/2002	17.02	11.14	7.46	6.30

MSCI World Small Cap Index	—	—	17.41%	15.87%	7.89%	6.94%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.89%	2.64%	1.64%
Net	1.31	2.06	1.06
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Country Allocation (% of net assets)
United States	60.3%
Japan	10.6
United Kingdom	10.5
Canada	2.6
Australia	2.6
Sweden	2.6
Italy	2.4
Netherlands	1.9
Spain	1.3
Belgium	1.3
Germany	1.2
France	1.0
New Zealand	0.5
Norway	0.4
Switzerland	0.4
Singapore	0.3
Luxembourg	0.1
Total	100.0%
Top 10 Holdings (% of net assets)[1]
Core & Main, Inc., Class A	2.4%
CBIZ, Inc.	2.1
AptarGroup, Inc.	1.8
Chemed Corp.	1.7
Cooper Cos., Inc.	1.7
Domino's Pizza, Inc.	1.7
W.R. Berkley Corp.	1.6
Dorman Products, Inc.	1.5
Tradeweb Markets, Inc., Class A	1.5
Middleby Corp.	1.4
Total	17.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Prior to August 7, 2015, the Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term after-tax returns by investing in value stocks of small-cap companies. From August 7, 2015 until March 1, 2018, the Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies. Effective March 1, 2018, the Fund changed its investment objective and strategy to no longer seek after-tax returns. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies.
Performance prior to September 16, 2023 is that of Eaton Vance Global Small-Cap Equity Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023. The Predecessor Fund did not follow the Calvert Principles for Responsible Investment and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 9/15/28. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,169.00	$ 7.10**	1.31%
Class C	$1,000.00	$1,164.40	$11.15 **	2.06%
Class I	$1,000.00	$1,170.20	$ 5.75**	1.06%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.45	$ 6.61**	1.31%
Class C	$1,000.00	$1,014.70	$10.38 **	2.06%
Class I	$1,000.00	$1,019.70	$ 5.35**	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 2.6%
BlueScope Steel Ltd.	3,795	$ 59,024
CAR Group Ltd.	10,935	257,037
Data#3 Ltd.	34,261	184,854
IGO Ltd.	10,504	48,397
Steadfast Group Ltd.	41,358	158,465
		$ 707,777
Belgium — 1.3%
Azelis Group NV	8,031	$ 169,633
KBC Ancora	3,684	179,514
		$ 349,147
Canada — 2.6%
Agnico Eagle Mines Ltd.	1,114	$ 66,426
ATS Corp.(1)	5,407	181,943
Descartes Systems Group, Inc.(1)	1,956	178,915
Granite Real Estate Investment Trust	2,571	146,738
Killam Apartment Real Estate Investment Trust	10,016	137,387
		$ 711,409
France — 1.0%
IPSOS SA	3,996	$ 281,716
		$ 281,716
Germany — 1.2%
Jenoptik AG	5,990	$ 186,071
Schott Pharma AG & Co. KGaA	3,402	145,548
		$ 331,619
Italy — 2.4%
Amplifon SpA	4,243	$ 154,669
BFF Bank SpA(2)	20,613	275,972
DiaSorin SpA	872	84,152
Reply SpA	1,067	150,993
		$ 665,786
Japan — 10.6%
Allegro MicroSystems, Inc.(1)	3,905	$ 105,279
As One Corp.	8,174	143,035
Asahi Intecc Co. Ltd.	6,419	112,460
BayCurrent Consulting, Inc.	8,181	160,809
Chiba Bank Ltd.	16,754	139,413
Cosmos Pharmaceutical Corp.	2,242	212,603
Fukuoka Financial Group, Inc.	5,922	158,090
Goldwin, Inc.	2,721	173,251
Hoshizaki Corp.	3,970	144,852
JMDC, Inc.(1)	4,997	121,060
LaSalle Logiport REIT	141	144,481
Nihon M&A Center Holdings, Inc.	13,682	87,101
NOF Corp.	13,134	179,872
Security	Shares	Value
Japan (continued)
Riken Keiki Co. Ltd.	10,334	$ 260,445
Sanwa Holdings Corp.	12,649	221,162
SUMCO Corp.	9,611	151,957
Toyo Suisan Kaisha Ltd.	2,780	169,985
USS Co. Ltd.	24,464	202,248
		$ 2,888,103
Luxembourg — 0.1%
APERAM SA	569	$ 17,986
		$ 17,986
Netherlands — 1.9%
BE Semiconductor Industries NV	905	$ 138,627
Euronext NV(2)	1,579	150,273
IMCD NV	1,270	223,533
		$ 512,433
New Zealand — 0.5%
Spark New Zealand Ltd.	45,494	$ 129,526
		$ 129,526
Norway — 0.4%
SmartCraft ASA(1)	45,354	$ 108,998
		$ 108,998
Singapore — 0.3%
Daiwa House Logistics Trust	205,782	$ 89,884
		$ 89,884
Spain — 1.3%
Acciona SA	2,135	$ 259,831
Inmobiliaria Colonial Socimi SA	15,587	92,345
		$ 352,176
Sweden — 2.6%
AddTech AB, Class B	10,745	$ 244,450
Autoliv, Inc.	1,196	144,034
Boliden AB	939	26,074
Sdiptech AB, Class B(1)	11,641	283,336
		$ 697,894
Switzerland — 0.4%
Galenica AG(2)	1,270	$ 105,977
		$ 105,977
United Kingdom — 10.5%
Cranswick PLC	3,598	$ 186,198
Diploma PLC	7,706	361,962
DiscoverIE Group PLC	31,688	301,980
Games Workshop Group PLC	1,860	235,729
Greggs PLC	5,077	184,159
JTC PLC(2)	23,381	242,677

6
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Nomad Foods Ltd.	6,980	$ 136,529
Rentokil Initial PLC ADR	11,526	347,509
Shaftesbury Capital PLC	62,927	114,221
SSP Group PLC	84,568	233,514
Volution Group PLC	31,301	171,271
Wise PLC, Class A(1)	12,082	141,231
Zegona Communications PLC(1)	71,950	205,401
		$ 2,862,381
United States — 60.1%
AAON, Inc.	2,761	$ 243,244
Addus HomeCare Corp.(1)	1,088	112,434
Albany International Corp., Class A	3,022	282,587
Alliant Energy Corp.	5,684	286,474
Altair Engineering, Inc., Class A(1)	1,353	116,561
AptarGroup, Inc.	3,486	501,601
Aramark	10,842	352,582
Atmus Filtration Technologies, Inc.(1)	3,812	122,937
Axcelis Technologies, Inc.(1)	966	107,728
AZEK Co., Inc.(1)	6,735	338,232
Badger Meter, Inc.	778	125,888
Brunswick Corp.	1,015	97,968
Burlington Stores, Inc.(1)	650	150,923
Casey's General Stores, Inc.	384	122,285
CBIZ, Inc.(1)	7,154	561,589
Chemed Corp.	718	460,906
Choice Hotels International, Inc.	837	105,755
Clearwater Analytics Holdings, Inc., Class A(1)	6,758	119,549
CMS Energy Corp.	5,000	301,700
Commerce Bancshares, Inc.	6,813	362,452
Cooper Cos., Inc.	4,496	456,164
Core & Main, Inc., Class A(1)	11,568	662,268
CubeSmart	5,289	239,169
Dayforce, Inc.(1)	2,005	132,751
Diodes, Inc.(1)	1,792	126,336
Domino's Pizza, Inc.	918	456,136
Dorman Products, Inc.(1)	4,211	405,898
EastGroup Properties, Inc.	2,026	364,214
Envestnet, Inc.(1)	3,859	223,475
Envista Holdings Corp.(1)	5,322	113,784
Equity LifeStyle Properties, Inc.	5,116	329,470
Euronet Worldwide, Inc.(1)	934	102,675
Fair Isaac Corp.(1)	142	177,445
First American Financial Corp.	1,767	107,875
First Financial Bankshares, Inc.	7,879	258,510
Franklin Electric Co., Inc.	1,496	159,788
Graco, Inc.	3,014	281,688
Harley-Davidson, Inc.	2,981	130,389
Herc Holdings, Inc.	612	103,000
Hexcel Corp.	1,568	114,229
Janus International Group, Inc.(1)	10,919	165,204
Security	Shares	Value
United States (continued)
Jazz Pharmaceuticals PLC(1)	1,630	$ 196,285
Lancaster Colony Corp.	448	93,018
Landstar System, Inc.	1,043	201,049
LPL Financial Holdings, Inc.	839	221,664
MarketAxess Holdings, Inc.	829	181,758
Middleby Corp.(1)	2,300	369,817
Neogen Corp.(1)	11,941	188,429
Neurocrine Biosciences, Inc.(1)	1,287	177,503
Nordson Corp.	695	190,805
NV5 Global, Inc.(1)	1,510	147,995
Performance Food Group Co.(1)	3,993	298,037
PowerSchool Holdings, Inc., Class A(1)	6,581	140,109
Progress Software Corp.	3,283	175,017
Quaker Chemical Corp.	1,372	281,603
Rexford Industrial Realty, Inc.	6,188	311,256
Ryan Specialty Holdings, Inc.	2,202	122,211
Selective Insurance Group, Inc.	2,989	326,309
SouthState Corp.	3,491	296,840
SPS Commerce, Inc.(1)	712	131,649
Teleflex, Inc.	1,019	230,467
Teradyne, Inc.	765	86,315
Texas Roadhouse, Inc.	658	101,641
Tradeweb Markets, Inc., Class A	3,893	405,534
Tyler Technologies, Inc.(1)	405	172,129
Visteon Corp.(1)	695	81,739
W.R. Berkley Corp.	4,816	425,927
White Mountains Insurance Group Ltd.	167	299,648
Woodward, Inc.	1,509	232,567
Wyndham Hotels & Resorts, Inc.	3,822	293,337
		$16,364,521
Total Common Stocks (identified cost $21,071,160)		$27,177,333

Short-Term Investments — 0.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	71,678	$ 71,678
Total Short-Term Investments (identified cost $71,678)		$ 71,678

Total Investments — 100.0% (identified cost $21,142,838)	$ 27,249,011
Other Assets, Less Liabilities — (0.0)%(4)	$ (8,906)
Net Assets — 100.0%	$ 27,240,105

7
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $774,899 or 2.8% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(4)	Amount is less than (0.05)%.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	26.5%
Financials	16.7
Consumer Discretionary	12.3
Information Technology	11.6
Health Care	10.3
Real Estate	7.2
Consumer Staples	4.5
Materials	4.4
Communication Services	3.2
Utilities	3.1
Total	99.8%

Abbreviations:
ADR	– American Depositary Receipt

8
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $21,071,160)	$ 27,177,333
Investments in securities of affiliated issuers, at value (identified cost $71,678)	71,678
Cash	3,463
Cash denominated in foreign currency, at value (cost $5,278)	5,272
Receivable for investments sold	11,460
Receivable for capital shares sold	5,897
Dividends and interest receivable	39,751
Dividends receivable - affiliated	325
Securities lending income receivable	1,025
Tax reclaims receivable	10,958
Trustees' deferred compensation plan	27
Prepaid expenses	27,207
Total assets	$27,354,396
Liabilities
Payable for investments purchased	$ 15,631
Payable for capital shares redeemed	13,828
Payable to affiliates:
Investment advisory fee	16,576
Administrative fee	2,744
Distribution and service fees	4,416
Sub-transfer agency fee	7,195
Trustees' deferred compensation plan	27
Other	8,381
Payable for accounting fees	5,881
Payable for professional fees	19,499
Payable for reports to shareholders fees	6,361
Payable for transfer agency fees and expenses	9,970
Accrued expenses	3,782
Total liabilities	$ 114,291
Net Assets	$27,240,105
Sources of Net Assets
Paid-in capital	$ 21,337,646
Distributable earnings	5,902,459
Net Assets	$27,240,105
Class A Shares
Net Assets	$ 17,313,669
Shares Outstanding	1,180,448
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.67
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 15.48
Class C Shares
Net Assets	$ 934,289
Shares Outstanding	93,795
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.96
9
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 8,992,147
Shares Outstanding	585,795
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $4,678)	$ 147,670
Dividend income - affiliated issuers	6,483
Securities lending income, net	2,249
Total investment income	$ 156,402
Expenses
Investment advisory fee	$ 96,765
Administrative fee	15,483
Distribution and service fees:
Class A	20,589
Class C	4,442
Trustees' fees and expenses	689
Custodian fees	3,660
Transfer agency fees and expenses	21,960
Accounting fees	10,797
Professional fees	21,594
Registration fees	47,580
Reports to shareholders	4,209
Miscellaneous	8,935
Total expenses	$ 256,703
Waiver and/or reimbursement of expenses by affiliates	$ (93,525)
Net expenses	$ 163,178
Net investment loss	$ (6,776)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 423,306
Foreign currency transactions	979
Net realized gain	$ 424,285
Change in unrealized appreciation (depreciation):
Investment securities	$ 3,616,815
Foreign currency	(554)
Net change in unrealized appreciation (depreciation)	$3,616,261
Net realized and unrealized gain	$4,040,546
Net increase in net assets from operations	$4,033,770
11
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Eleven Months Ended September 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (6,776)	$ 133,790	$ 22,521
Net realized gain (loss)	424,285	(217,139)	903,135
Net change in unrealized appreciation (depreciation)	3,616,261	1,247,962	(9,467,602)
Net increase (decrease) in net assets from operations	$ 4,033,770	$ 1,164,613	$ (8,541,946)
Distributions to shareholders:
Class A	$ (109,945)	$ (693,690)	$ (3,839,738)
Class C	(2,800)	(54,512)	(351,503)
Class I	(81,172)	(238,228)	(1,563,078)
Total distributions to shareholders	$ (193,917)	$ (986,430)	$ (5,754,319)
Capital share transactions:
Class A	$ (962,598)	$ (2,408,034)	$ (479,340)
Class C	(26,206)	(254,677)	(144,215)
Class I	324,015	1,689,181	(2,389,961)
Net decrease in net assets from capital share transactions	$ (664,789)	$ (973,530)	$ (3,013,516)
Net increase (decrease) in net assets	$ 3,175,064	$ (795,347)	$(17,309,781)
Net Assets
At beginning of period	$ 24,065,041	$ 24,860,388	$ 42,170,169
At end of period	$27,240,105	$24,065,041	$ 24,860,388

Financial information from November 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
12
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Eleven Months Ended September 30, 2023	Year Ended October 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.63	$ 12.55	$ 18.82	$ 13.99	$ 14.05	$ 13.77	$ 14.01
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.01)	$ 0.06	$ 0.01	$ (0.01)	$ 0.00(2)	$ 0.05	$ 0.00(2)
Net realized and unrealized gain (loss)	2.14	0.52	(3.70)	5.00	0.44	1.38	0.13
Total income (loss) from operations	$ 2.13	$ 0.58	$ (3.69)	$ 4.99	$ 0.44	$ 1.43	$ 0.13
Less Distributions
From net investment income	$ (0.09)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.07)
From net realized gain	—	(0.48)	(2.55)	(0.15)	(0.43)	(1.12)	(0.30)
Total distributions	$ (0.09)	$ (0.50)	$ (2.58)	$ (0.16)	$ (0.50)	$ (1.15)	$ (0.37)
Net asset value — End of period	$ 14.67	$ 12.63	$ 12.55	$ 18.82	$ 13.99	$ 14.05	$ 13.77
Total Return(3)	16.90% (4)	4.69% (4)	(22.54)%	35.88%	2.98%	12.20%	0.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,314	$15,816	$17,980	$28,269	$21,164	$24,111	$22,341
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	2.04% (7)	1.89% (7)	1.83%	1.65%	1.83%	1.93%	1.98%
Net expenses	1.31% (7)(8)	1.35% (7)(8)	1.35% (8)	1.35%	1.35%	1.35%	1.36%
Net investment income (loss)	(0.11)% (7)	0.51% (7)	0.05%	(0.04)%	0.00% (9)	0.34%	0.01%
Portfolio Turnover of the Portfolio(10)	—	—	—	—	—	—	11%(4)
Portfolio Turnover of the Fund	29% (4)	47% (4)	45%	58%	51%	50%	41% (4)(11)

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
(9)	Amount is less than 0.005%.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(11)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
Financial information from November 1, 2017 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
13
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Eleven Months Ended September 30, 2023	Year Ended October 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.58	$ 8.72	$ 13.87	$ 10.42	$ 10.59	$ 10.69	$ 10.97
Income (Loss) From Operations
Net investment loss(1)	$ (0.04)	$ (0.02)	$ (0.07)	$ (0.10)	$ (0.08)	$ (0.05)	$ (0.08)
Net realized and unrealized gain (loss)	1.45	0.36	(2.60)	3.71	0.34	1.03	0.10
Total income (loss) from operations	$ 1.41	$ 0.34	$ (2.67)	$ 3.61	$ 0.26	$ 0.98	$ 0.02
Less Distributions
From net investment income	$ (0.03)	$ —	$ —	$ —	$ —	$ —	$ —
From net realized gain	—	(0.48)	(2.48)	(0.16)	(0.43)	(1.08)	(0.30)
Total distributions	$ (0.03)	$(0.48)	$ (2.48)	$ (0.16)	$ (0.43)	$ (1.08)	$ (0.30)
Net asset value — End of period	$ 9.96	$ 8.58	$ 8.72	$13.87	$10.42	$10.59	$10.69
Total Return(2)	16.44% (3)	3.98% (3)	(23.12)%	34.86%	2.25%	11.32%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 934	$ 827	$ 1,081	$ 1,995	$ 2,202	$ 3,227	$ 8,988
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	2.79% (6)	2.64% (6)	2.58%	2.40%	2.58%	2.68%	2.73%
Net expenses	2.06% (6)(7)	2.10% (6)(7)	2.10% (7)	2.10%	2.10%	2.10%	2.11%
Net investment loss	(0.86)% (6)	(0.24)% (6)	(0.70)%	(0.79)%	(0.75)%	(0.45)%	(0.76)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	—	11%(3)
Portfolio Turnover of the Fund	29% (3)	47% (3)	45%	58%	51%	50%	41% (3)(9)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
Financial information from November 1, 2017 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
14
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Eleven Months Ended September 30, 2023	Year Ended October 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.23	$ 13.13	$ 19.57	$ 14.53	$ 14.58	$ 14.24	$ 14.48
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.10	$ 0.04	$ 0.04	$ 0.03	$ 0.08	$ 0.04
Net realized and unrealized gain (loss)	2.24	0.54	(3.86)	5.20	0.45	1.44	0.12
Total income (loss) from operations	$ 2.25	$ 0.64	$ (3.82)	$ 5.24	$ 0.48	$ 1.52	$ 0.16
Less Distributions
From net investment income	$ (0.13)	$ (0.06)	$ (0.08)	$ (0.04)	$ (0.11)	$ (0.06)	$ (0.11)
From net realized gain	—	(0.48)	(2.54)	(0.16)	(0.42)	(1.12)	(0.29)
Total distributions	$ (0.13)	$ (0.54)	$ (2.62)	$ (0.20)	$ (0.53)	$ (1.18)	$ (0.40)
Net asset value — End of period	$15.35	$13.23	$ 13.13	$ 19.57	$14.53	$14.58	$14.24
Total Return(2)	17.02% (3)	4.94% (3)	(22.34)%	36.28%	3.18%	12.51%	1.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,992	$ 7,423	$ 5,800	$11,906	$ 8,354	$ 9,273	$ 9,078
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.79% (6)	1.64% (6)	1.58%	1.40%	1.58%	1.68%	1.73%
Net expenses	1.06% (6)(7)	1.09% (6)(7)	1.10% (7)	1.10%	1.10%	1.10%	1.11%
Net investment income	0.15% (6)	0.76% (6)	0.27%	0.21%	0.24%	0.57%	0.27%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	—	11%(3)
Portfolio Turnover of the Fund	29% (3)	47% (3)	45%	58%	51%	50%	41% (3)(9)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
Financial information from November 1, 2017 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
15
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Small-Cap Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term total return. The Fund is the accounting successor to the Eaton Vance Global Small-Cap Equity Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023 (see Note 10). The Fund also inherited the Predecessor Fund's historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
16

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 707,777	$ —	$ 707,777
Belgium	—	349,147	—	349,147
Canada	711,409	—	—	711,409
France	—	281,716	—	281,716
Germany	—	331,619	—	331,619
Italy	—	665,786	—	665,786
Japan	105,279	2,782,824	—	2,888,103
Luxembourg	—	17,986	—	17,986
Netherlands	—	512,433	—	512,433
New Zealand	—	129,526	—	129,526
Norway	—	108,998	—	108,998
Singapore	—	89,884	—	89,884
Spain	—	352,176	—	352,176
Sweden	144,034	553,860	—	697,894
Switzerland	—	105,977	—	105,977
United Kingdom	484,038	2,378,343	—	2,862,381
United States	16,364,521	—	—	16,364,521
Total Common Stocks	$17,809,281	$9,368,052 (1)	$ —	$27,177,333
Short-Term Investments	$ 71,678	$ —	$ —	$ 71,678
Total Investments	$17,880,959	$9,368,052	$ —	$27,249,011

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
17

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%
For the six months ended March 31, 2024, the investment advisory fee amounted to $96,765 or 0.75% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL) to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $187 relating to the Fund’s investment in the Liquidity Fund.
18

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.31%, 2.06% and 1.06% for Class A, Class C and Class I respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the six months ended March 31, 2024, CRM and EVAIL waived or reimbursed expenses in total of $93,338.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $15,483.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $20,589 and $4,442 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $5,673 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,306,174 and $8,061,668, respectively.
4  Distributions to Shareholders and Income Tax Information
During the eleven months ended September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $399,507 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $399,507 are short-term.
19

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$21,363,857
Gross unrealized appreciation	$ 6,773,758
Gross unrealized depreciation	(888,604)
Net unrealized appreciation	$ 5,885,154
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $71,678, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$119,406	$5,195,244	$(5,242,972)	$ —	$ —	$71,678	$6,483	71,678
20

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Eleven Months Ended September 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	28,071	$ 387,394	74,948	$ 995,709	77,477	$ 1,127,641
Reinvestment of distributions	7,209	101,437	52,006	628,387	222,819	3,549,501
Shares redeemed	(106,921)	(1,451,429)	(307,839)	(4,032,130)	(369,251)	(5,156,482)
Net decrease	(71,641)	$ (962,598)	(180,885)	$(2,408,034)	(68,955)	$ (479,340)
Class C
Shares sold	3,043	$ 25,956	3,398	$ 30,848	9,484	$ 99,315
Reinvestment of distributions	293	2,800	6,452	54,455	31,457	350,428
Shares redeemed	(5,856)	(54,962)	(37,519)	(339,980)	(60,810)	(593,958)
Net decrease	(2,520)	$ (26,206)	(27,669)	$ (254,677)	(19,869)	$ (144,215)
Class I
Shares sold	143,568	$ 2,023,417	377,921	$ 5,238,326	90,384	$ 1,364,487
Reinvestment of distributions	5,438	79,990	17,826	230,131	92,437	1,537,221
Shares redeemed	(124,216)	(1,779,392)	(276,551)	(3,779,276)	(349,307)	(5,291,669)
Net increase (decrease)	24,790	$ 324,015	119,196	$ 1,689,181	(166,486)	$(2,389,961)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
10  Reorganization
At the close of business on September 15, 2023, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund.
21

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Reorganization was accomplished by a tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate shares and net asset value in the corresponding classes of the Fund as noted below:
	Shares Issued	Net Assets
Class A	1,252,158	$16,397,376
Class C	97,244	$865,314
Class I	747,837	$10,256,312

The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization were carried forward to the cost basis of the assets of the Fund.
22

Calvert
Global Small-Cap Equity Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
23

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
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Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
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Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
7721     3.31.24

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	Principal Executive Officer’s Section 302 certification.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 22, 2024